Group structure - Summary of intangible assets acquired (Details) - Banco Modal S.A. - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jul. 01, 2023
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date		R$ 388,277	R$ 67,664
Profit (loss) of acquiree since acquisition date	R$ 93,611
Revenue of acquiree since acquisition date	R$ 343,258
Profit (loss) of combined entity as if combination occurred at beginning of period		3,595,461
Revenue of combined entity as if combination occurred at beginning of period		14,896,966
Retail client portfolio
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date		R$ 168,876
Intangible Assets Acquired Valuation Method		Multi-Period Excess Earnings
Intangible Assets Acquired Amortization Period		6 years 11 months
Institutional Client portfolio
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date		R$ 50,814
Intangible Assets Acquired Valuation Method		Multi-Period Excess Earnings
Intangible Assets Acquired Amortization Period		4 years 6 months
Core Deposits
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date		R$ 134,407	134,407
Intangible Assets Acquired Valuation Method		With and Without
Intangible Assets Acquired Amortization Period		9 years 6 months
Brand names [member]
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date		R$ 29,869	29,869
Intangible Assets Acquired Valuation Method		Relief-from-Royalty
Intangible Assets Acquired Amortization Period		5 years
Software
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date		R$ 4,311	R$ 4,311
Intangible Assets Acquired Valuation Method		Cost Approach
Intangible Assets Acquired Amortization Period		5 years